RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT OF USE ASSETS
Schedule of ROU assets and their amortization

	As of December 31,
	2020	2021

Right of use assets	54,579	54,579
Less: Accumulated amortization	(10,210)	(15,687)
Right of use assets	44,369	38,892

Schedule of rental expense allocation

	For the year ended December 31,
	2020	2021

Cost of revenues	1,481	1,326
General and administrative expenses	1,588	1,508
Selling and marketing expenses	4,552	4,787
Total rental expenses	7,621	7,621

Schedule of future lease payments under operating lease liabilities

Years Ended December 31,	RMB’000
2022	—
2023	5,921
2024	7,621
2025	7,621
2026	7,621
Thereafter	7,621
Total undiscounted lease payments	36,405
Less: Imputed interest	(6,835)
Present value of lease liabilities balance	29,570
Amounts due within 12 months	—
Long-term lease liabilities	29,570